DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)		3 Months Ended	6 Months Ended
	Oct. 14, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Gross proceeds from initial public offering	$ 805,000,000
Transaction costs	42,659,062
Underwriting fees	14,000,000
Deferred underwriting fees	28,175,000
Other offering costs	$ 484,062
Redemption of shares by Public Shareholders, number of days considered | $ / shares	2
Minimum net tangible assets to complete business combination	$ 5,000,001
Percentage of aggregate common shares that may not be redeemed without prior consent	15.00%
Percentage of public shares required to be redeemed if business combination is not completed within specified period	100.00%
Percentage of net assets held in Trust account		80.00%	80.00%
Issued and outstanding voting securities, percentage		50.00%	50.00%
Maximum interest earned to be used to pay dissolution expenses	$ 100,000
Reduction in the amount of funds held in trust account (in dollars per share) | $ / shares	$ 10.00
Cash		$ 39,940	$ 259,714
Securities held in the trust account	$ 805,000,000	805,037,070	805,017,218
Working capital		4,412,184	877,327
Accumulated interest earned on marketable securities held in Trust Account		$ 37,000	$ 17,000
Sponsor
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of warrants issued | shares	8,000,000
Issue price of warrants (in dollars per share) | $ / shares	$ 2.00
Proceeds from sale of Private Placement Warrants	$ 16,000,000
Initial Public Offering
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Units issued (in shares) | shares	80,500,000
Units issue price (in dollars per share) | $ / shares	$ 10.00
Initial Public Offering | Sponsor
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of warrants issued | shares	20,125,000
Private placement | Sponsor
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of warrants issued | shares	8,000,000
Issue price of warrants (in dollars per share) | $ / shares	$ 2.00
Proceeds from sale of Private Placement Warrants	$ 16,000,000
Over-allotment option
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Units issued (in shares) | shares	10,500,000